Other Accounts Payable - Summary of Other Accounts Payable (Detail) S/ in Thousands, $ in Millions	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2016 USD ($)
Disclosure Of Other Payables [line items]
Advances received from customers	S/ 726,294		S/ 810,755
Salaries and profit sharing payable	246,916		176,022
GSP performance guarantee (Note 16-a-i)		$ 202.2	176,401	$ 330.5
Put option liability on Morelco acquisition	105,418		110,604
Third-party loans	107,314		69,991
Other taxes payable	69,584		50,548
VAT payable	48,095		65,777
Acquisition of non-controlling interest (Note 36-a)	22,407		32,102
Supplier funding	14,886		40,612
Guarantee deposits	15,580		16,799
Post-retirement benefits	8,914		9,088
Other accounts payables	50,013		50,411
Other payables	1,700,973		1,609,110
Advances received from customers, current	316,891		510,367
Salaries and profit sharing payable, current	246,916		176,022
GSP performance guarantee (Note 16-a-i), current			176,401
Put option liability on Morelco acquisition, current	0		0
Third-party loans, current	75,256		37,991
Other taxes payable, current	69,584		50,548
VAT payable, current	37,544		53,678
Acquisition of non-controlling interest (Note 36-a), current	22,407		32,102
Supplier funding, current			26,526
Guarantee deposits, current	15,580		16,799
Post-retirement benefits, current	0		0
Other accounts payables, current	28,791		15,873
Other payables, current	848,500		1,096,307
Advances received from customers, not current	409,403		300,388
Payables related parties, not current	25,954		65,320
Put option liability on Morelco acquisition, not current	105,418		110,604
Third-party loans, not current	32,058		32,000
Other taxes payable, not current	0		0
VAT payable, not current	10,551		12,099
Supplier funding, not current	14,886		14,086
Guarantee deposits, not current	0		0
Post-retirement benefits, not current	8,914		9,088
Other accounts payables, not current	21,222		34,538
Other payables, not current	852,473		S/ 512,803
Consorcio Ductos del Sur [Member]
Disclosure Of Other Payables [line items]
Payables related parties	250,021
Payables related parties, not current	250,021
Consorcio Rio Mantaro [member]
Disclosure Of Other Payables [line items]
Payables related parties	35,531
Payables related parties, current	S/ 35,531